Equity (Details) ₪ / shares in Units, $ / shares in Units, ₪ in Thousands, $ in Thousands				1 Months Ended														12 Months Ended
	Apr. 05, 2012 USD ($)	Apr. 05, 2012 ILS (₪)	Apr. 04, 2012 shares	Mar. 31, 2023	Oct. 31, 2022 USD ($) $ / shares shares	Oct. 31, 2022 USD ($) ₪ / shares shares	Sep. 30, 2022 $ / shares shares	May 31, 2022 USD ($) $ / shares shares	May 31, 2022 ILS (₪) ₪ / shares shares	Feb. 28, 2022 USD ($) $ / shares shares	Feb. 28, 2022 ILS (₪) ₪ / shares shares	May 31, 2021 $ / shares	May 31, 2021 ₪ / shares	May 27, 2021 USD ($) shares	May 27, 2021 ILS (₪) shares	Feb. 29, 2020 USD ($) $ / shares shares	Feb. 29, 2020 ILS (₪) ₪ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 ILS (₪) ₪ / shares shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 ILS (₪) shares	Dec. 31, 2020 USD ($)	Oct. 31, 2022 ILS (₪) shares	Sep. 30, 2022 ₪ / shares shares	May 31, 2022 ₪ / shares shares
Equity (Details) [Line Items]
Effective equity description				the Company’s shares split in a ratio of 1:0.712434.
Total shares					911,916	911,916	431,210	2,030,658						4,866,668	4,866,668								911,916	431,210	2,030,658
Ordinary share					1	1	1	1	1	1	1					820,000	820,000
Non-marketable share																696,999	696,999
Exercisable ordinary share																1	1	31,784,655	31,784,655
Share Option																1	1
Exercise price per share | (per share)								$ 2.39	₪ 8.42	$ 2.03	₪ 7.44	$ 0.81	₪ 2.98			$ 0.31	₪ 1.14
Total invested	$ 253	₪ 946														$ 459	₪ 1,583
Investors to purchase														24,333,358	24,333,358
Ordinary shares issued														19,466,690	19,466,690
Gross issue proceeds totaled														$ 40,291	₪ 130,864
Issue costs amounted														$ 5,720	₪ 18,473
Buyback shares																				860,036	860,036
Shareholders in return																				$ 1,230	₪ 3,950
Investors shares										6,885,626	6,885,626
Warrant shares										1	1
Purchase of ordinary shares			65,771							6,885,626	6,885,626
Ordinary shares warrants										6,885,626	6,885,626
Gross proceeds amount										$ 14,731	₪ 46,682
Issuance cost (in Dollars) | $								$ 391		$ 3,400								$ 73,297		$ 27,424
Share warrants					1	1	1	1.5	1.5
Exercise price per share | (per share)							$ 2.41	$ 2.76																₪ 8.8	₪ 10.11
Aggregate amount								$ 5,000	₪ 17,000									$ 1,000	₪ 3,500
Exercise price per shares (in Dollars per share) | $ / shares							12.64
Share price | (per share)							$ 2.32																	₪ 8
Commission received percentage																		5.00%	5.00%
Warrants to ordinary shares issued																		30,263	30,263
Investment agreement shares					911,916	911,916																	911,916
Share price | (per share)					$ 2.47	₪ 8.63												$ 1.66	₪ 6.09
Exercise price per share | (per share)					$ 2.6	₪ 9.49
Aggregate amount raised through private offering					$ 2,250	₪ 2,250																	₪ 7,900
Repayment of additional interest					10.00%	10.00%
Provident Funds Ltd [Member]
Equity (Details) [Line Items]
Ordinary share																1	1
Warrant reserve [member]
Equity (Details) [Line Items]
Commission from investment (in Dollars) | $																		$ 50